EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earnings per share

For the years ended	March 31 2026	March 31 2025
Weighted average number of common shares outstanding	97,897,034	97,975,703
Dilutive effect of RSUs	146,863	—
Dilutive effect of stock option conversion	96,291	—
Diluted weighted average number of common shares outstanding (i)	98,140,188	97,975,703

(i) As of March 31, 2025, the weighted average number of common shares outstanding equaled the diluted weighted average number of common shares outstanding as all stock-based compensation was antidilutive.